Asset Retirement Obligations - Summary of Changes in Asset Retirement Obligations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	$ 2,387
New asset retirement obligations	372
Accretion expense	144	$ 89
Ending Balance	2,903		$ 2,387
Starry, Inc [Member]
Beginning Balance	$ 2,387	$ 1,399	1,399	$ 703
New asset retirement obligations			783	582
Accretion expense			205	114
Ending Balance			$ 2,387	$ 1,399